Pay vs Performance Disclosure	6 Months Ended	12 Months Ended			27 Months Ended
	Aug. 31, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the
Securities
and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive co mpens
ation for our principal executive officers (“PEOs”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Todd D. Brice 1 ($)	Summary Compensation Table Total for David G. Antolik 1 ($)	Summary Compensation Table Total for Christopher J. McComish 1 ($)	Compensation Actually Paid to Todd D. Brice 1,2,3 ($)	Compensation Actually Paid to David G. Antolik 1,2,3 ($)	Compensation Actually Paid to Christopher J. McComish 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Return on Average Equity 5
									TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)
2022	—	—	2,508,806	—	—	2,437,641	941,388	997,835	95.79	110.67	135.5	11.5%
2021	823,834	1,215,680	887,244	681,430	1,461,391	902,948	621,526	616,621	85.06	132.19	110.3	9.3%
2020	1,700,525	—	—	474,364	—	—	961,977	600,989	64.60	92.50	21.0	1.8%

1.
Todd D. Brice was our PEO from January 2019 to March 2021.
David G
. Antolik was our interim PEO from March 2021 to August 2021. Christopher J. McComish has been our PEO since August 2021. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022
Mark Kochvar	Mark Kochvar	Mark Kochvar
Ernest J. Draganza	George Basara	David G. Antolik
George Basara	Charles B. Carroll, Jr.	LaDawn D. Yesho
David P. Ruddock	LaDawn D. Yesho	Stephen A. Drahnak
Rebecca A. Stapleton
David G. Antolik

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect th
e amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year and any prior service cost related to any plan amendment or initiation.

Year	Summary Compensation Table Total for Todd. D Brice ($)	Exclusion of Change in Pension Value for Todd D. Brice ($)	Exclusion of Stock Awards for Todd D. Brice ($)	Inclusion of Pension Service Cost for Todd D. Brice ($)	Inclusion of Equity Values for Todd D. Brice ($)	Compensation Actually Paid to Todd D. Brice ($)
2021	823,834	—	—	—	(142,404)	681,430
2020	1,700,525	(600,500)	(371,039)	—	(254,622)	474,364

Year	Summary Compensation Table Total for David G. Antolik ($)	Exclusion of Change in Pension Value for David G. Antolik ($)	Exclusion of Stock Awards for David G. Antolik ($)	Inclusion of Pension Service Cost for David G. Antolik ($)	Inclusion of Equity Values for David G. Antolik ($)	Compensation Actually Paid to David G. Antolik ($)
2021	1,215,680	—	(230,036)	—	475,747	1,461,391

Year	Summary Compensation Table Total for Christopher J. McComish ($)	Exclusion of Change in Pension Value for Christopher J. McComish ($)	Exclusion of Stock Awards for Christopher J. McComish ($)	Inclusion of Pension Service Cost for Christopher J. McComish ($)	Inclusion of Equity Values for Christopher J. McComish ($)	Compensation Actually Paid to Christopher J. McComish ($)
2022	2,508,806	—	(847,888)	—	776,723	2,437,641
2021	887,244	—	(248,605)	—	264,309	902,948

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	941,388	—	(240,586)	—	297,032	997,835
2021	621,526	—	(141,441)	—	136,536	616,621
2020	961,977	(152,033)	(323,765)	—	114,809	600,989
The amounts in the Inclusion of Equity Values in the tables above a
r
e derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Todd D. Brice ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Todd D. Brice ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Todd D. Brice ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Todd D. Brice ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Todd D. Brice ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Todd D. Brice ($)	Total - Inclusion of Equity Values for Todd D. Brice ($)
2021	—	(179,447)	—	37,043	—	—	(142,404)
2020	370,440	(491,895)	—	(133,167)	—	—	(254,622)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David G. Antolik ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David G. Antolik ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for David G. Antolik ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David G. Antolik ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David G. Antolik ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David G. Antolik ($)	Total - Inclusion of Equity Values for David G. Antolik ($)
2021	215,220	137,903	12,195	110,429	—	—	475,747

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Christopher J. McComish ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Christopher J. McComish ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Christopher J. McComish ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Christopher J. McComish ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Christopher J. McComish ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Christopher J. McComish ($)	Total - Inclusion of Equity Values for Christopher J. McComish ($)
2022	911,843	—	—	(135,120)	—	—	776,723
2021	264,309	—	—	—	—	—	264,309

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	258,734	42,083	—	(3,785)	—	—	297,032
2021	137,221	(19,241)	—	18,556	—	—	136,536
2020	352,635	(115,351)	—	(59,319)	(63,156)	—	114,809
4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Return on Average Equity to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2022. This performance measure may not have been the most important financial performance me
asure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name		Return on Average Equity
Named Executive Officers, Footnote [Text Block]

2020	2021	2022
Mark Kochvar	Mark Kochvar	Mark Kochvar
Ernest J. Draganza	George Basara	David G. Antolik
George Basara	Charles B. Carroll, Jr.	LaDawn D. Yesho
David P. Ruddock	LaDawn D. Yesho	Stephen A. Drahnak
Rebecca A. Stapleton
David G. Antolik

Peer Group Issuers, Footnote [Text Block]
4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Todd. D Brice ($)	Exclusion of Change in Pension Value for Todd D. Brice ($)	Exclusion of Stock Awards for Todd D. Brice ($)	Inclusion of Pension Service Cost for Todd D. Brice ($)	Inclusion of Equity Values for Todd D. Brice ($)	Compensation Actually Paid to Todd D. Brice ($)
2021	823,834	—	—	—	(142,404)	681,430
2020	1,700,525	(600,500)	(371,039)	—	(254,622)	474,364

Year	Summary Compensation Table Total for David G. Antolik ($)	Exclusion of Change in Pension Value for David G. Antolik ($)	Exclusion of Stock Awards for David G. Antolik ($)	Inclusion of Pension Service Cost for David G. Antolik ($)	Inclusion of Equity Values for David G. Antolik ($)	Compensation Actually Paid to David G. Antolik ($)
2021	1,215,680	—	(230,036)	—	475,747	1,461,391

Year	Summary Compensation Table Total for Christopher J. McComish ($)	Exclusion of Change in Pension Value for Christopher J. McComish ($)	Exclusion of Stock Awards for Christopher J. McComish ($)	Inclusion of Pension Service Cost for Christopher J. McComish ($)	Inclusion of Equity Values for Christopher J. McComish ($)	Compensation Actually Paid to Christopher J. McComish ($)
2022	2,508,806	—	(847,888)	—	776,723	2,437,641
2021	887,244	—	(248,605)	—	264,309	902,948

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Todd D. Brice ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Todd D. Brice ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Todd D. Brice ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Todd D. Brice ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Todd D. Brice ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Todd D. Brice ($)	Total - Inclusion of Equity Values for Todd D. Brice ($)
2021	—	(179,447)	—	37,043	—	—	(142,404)
2020	370,440	(491,895)	—	(133,167)	—	—	(254,622)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David G. Antolik ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David G. Antolik ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for David G. Antolik ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David G. Antolik ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David G. Antolik ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David G. Antolik ($)	Total - Inclusion of Equity Values for David G. Antolik ($)
2021	215,220	137,903	12,195	110,429	—	—	475,747

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Christopher J. McComish ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Christopher J. McComish ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Christopher J. McComish ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Christopher J. McComish ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Christopher J. McComish ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Christopher J. McComish ($)	Total - Inclusion of Equity Values for Christopher J. McComish ($)
2022	911,843	—	—	(135,120)	—	—	776,723
2021	264,309	—	—	—	—	—	264,309

Non-PEO NEO Average Total Compensation Amount		$ 941,388	$ 621,526	$ 961,977
Non-PEO NEO Average Compensation Actually Paid Amount		$ 997,835	616,621	600,989
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	941,388	—	(240,586)	—	297,032	997,835
2021	621,526	—	(141,441)	—	136,536	616,621
2020	961,977	(152,033)	(323,765)	—	114,809	600,989

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	258,734	42,083	—	(3,785)	—	—	297,032
2021	137,221	(19,241)	—	18,556	—	—	136,536
2020	352,635	(115,351)	—	(59,319)	(63,156)	—	114,809

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the
three m
ost recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actu ally Paid to our P
EOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Return on Average Equity during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]		The following chart compare s our cumu lative TSR over the three most recently completed fiscal years to that of the NASDAQ Bank Index over the same period.
Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company consi de
rs to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Return on Average Equity
EPS
Relative TSR

Total Shareholder Return Amount		$ 95.79	85.06	64.6
Peer Group Total Shareholder Return Amount		110.67	132.19	92.5
Net Income (Loss)		$ 135,500,000	$ 110,300,000	$ 21,000,000
Company Selected Measure Amount		0.115	0.093	0.018
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Return on Average Equity
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Todd D. Brice [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 0	$ 823,834	$ 1,700,525
PEO Actually Paid Compensation Amount		0	681,430	474,364
PEO Name					Todd D. Brice
David G. Antolik [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		0	1,215,680	0
PEO Actually Paid Compensation Amount		0	1,461,391	0
PEO Name	David G. Antolik
Christopher J. McComish [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		2,508,806	887,244	0
PEO Actually Paid Compensation Amount		$ 2,437,641	902,948	0
PEO Name		Christopher J. McComish
PEO [Member] | Todd D. Brice [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(600,500)
PEO [Member] | Todd D. Brice [Member] | Exclusion of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(371,039)
PEO [Member] | Todd D. Brice [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Todd D. Brice [Member] | Inclusion of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(142,404)	(254,622)
PEO [Member] | Todd D. Brice [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	370,440
PEO [Member] | Todd D. Brice [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(179,447)	(491,895)
PEO [Member] | Todd D. Brice [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Todd D. Brice [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			37,043	(133,167)
PEO [Member] | Todd D. Brice [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Todd D. Brice [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Todd D. Brice [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(142,404)	(254,622)
PEO [Member] | David G. Antolik [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | David G. Antolik [Member] | Exclusion of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(230,036)
PEO [Member] | David G. Antolik [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | David G. Antolik [Member] | Inclusion of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			475,747
PEO [Member] | David G. Antolik [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			215,220
PEO [Member] | David G. Antolik [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			137,903
PEO [Member] | David G. Antolik [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,195
PEO [Member] | David G. Antolik [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			110,429
PEO [Member] | David G. Antolik [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | David G. Antolik [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | David G. Antolik [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			475,747
PEO [Member] | Christopher J. McComish [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	0
PEO [Member] | Christopher J. McComish [Member] | Exclusion of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(847,888)	(248,605)
PEO [Member] | Christopher J. McComish [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Christopher J. McComish [Member] | Inclusion of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		776,723	264,309
PEO [Member] | Christopher J. McComish [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		911,843	264,309
PEO [Member] | Christopher J. McComish [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Christopher J. McComish [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Christopher J. McComish [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(135,120)	0
PEO [Member] | Christopher J. McComish [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Christopher J. McComish [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Christopher J. McComish [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		776,723	264,309
Non-PEO NEO [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(152,033)
Non-PEO NEO [Member] | Exclusion of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(240,586)	(141,441)	(323,765)
Non-PEO NEO [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Inclusion of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		297,032	136,536	114,809
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		258,734	137,221	352,635
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		42,083	(19,241)	(115,351)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,785)	18,556	(59,319)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(63,156)
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 297,032	$ 136,536	$ 114,809